SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of obligation with guarantee liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Guarantee Liability, Opening balances	¥ 886,862	¥ 276,518
Fair value of guarantee liabilities at inception of new loans	781,808	2,296,882
Release of guarantee liabilities	(1,439,167)	(1,475,238)
Disposal of subsidiary		(211,300)
Guarantee Liability, Ending balances	¥ 229,503	¥ 886,862